Equity (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of equity [Abstract]
Disclosure of detailed information about share capital, reserves and other equity interest [text block]
The following is the composition of the Ecopetrol Business Group’s reserves as of December 31, 2018 and 2017:

	2018	2017
Legal reserve	2,088,192	1,426,151
Fiscal and statutory reserves	509,081	512,632
Occasional reserves (1)	2,541,622	239,086
	5,138,895	2,177,869

(1)	Occasional reserves

As of December 31, 2018, occasional reserves correspond to allocation of net income as approved by the shareholders at the Stockholders’ Meeting to carry out new explorations and strategic growth. As of December 31, 2017, the appropriation of occasional reserves correspond to the establishment of a reserve for new explorations.

Disclosure of detailed information about balance and breakdown of changes in equity reserves [Text Block]
The movement of equity reserves is the following for the years ended December 31, 2018 and 2017:

	2018	2017
Opening balance	2,177,869	1,558,844
Release of reserves	(751,718)	(289,164)
Allocation to reserves	3,712,744	908,189
Closing balance	5,138,895	2,177,869

Disclosure of analysis of other comprehensive income by item [text block]
The following is the composition of the other comprehensive income attributable to the shareholders of the parent, Ecopetrol S.A., net of tax:

	2018	2017	2016
Foreign currency translation	10,412,499	7,883,231	8,138,382
Cash flow hedge with derivative instruments	(30,962)	6,942	(19,042)
Cash flow hedges for future exports (Note 28.1.2)	(374,079)	159,295	244,131
Actuarial gain on defined benefit plans	(557,381)	(553,091)	994,953
Hedge of a net investment in a foreign operation (Note 28.1.3)	(1,069,316)	(97,362)	(155,359)
Gain on equity instruments measured at fair value	–	–	7,828
Others	–	–	11,817
	8,380,761	7,399,015	9,222,710

Disclosure of earnings per share [text block]
	2018		2017		2016
Profit attributable to Ecopetrol’s shareholders		11,381,386		7,178,539		2,447,881
Weighted average number of outstanding shares		41,116,694,690		41,116,694,690		41,116,694,690
Net basic earnings per share (Colombian pesos)	COP$	276.8	COP$	174.6	COP$	59.5